Business combination (Tables)	12 Months Ended
Dec. 31, 2025
Business combination [Abstract]
Schedule of Acquisition Consideration

The acquisition consideration was comprised of (in thousands of $):

Initial amount	$5,000
Working capital adjustment	(461)
Net amount paid in stock (1)	4,539

Present value of contingent consideration (2)	6,273
Present value of contingent liability related to the innovation platform (3)	470
Total acquisition consideration	$11,282

Schedule of Fair Value of the Identifiable Assets

The fair value of the identifiable assets at the date of acquisition were:

Thousands of $	Fair value at acquisition date
Tangible assets and liabilities
Property, plant & equipment	1,557
Inventories	1,834
Trade receivables	2,544
Prepaid expenses and other current assets	373
Trade payables and other current liabilities	(1,599)

Intangible assets
Customer relationships	1,210
Tradenames	960
Developed technology	2,010
Innovation platform (recorded as “assets held-for-sale”)	940
Total net identified assets	9,829
Deferred taxes	(1,569)
Goodwill	3,022
Acquisition price	11,282